Equity (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 14, 2016	Mar. 29, 2020	Feb. 25, 2020	Jun. 17, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Dec. 03, 2019	Feb. 15, 2018	Feb. 28, 2016
Capital stock authorized						75,000,000
Preferred stock, par value					$ 0.001	$ 0.001	$ 0.001
Reverse stock split			100-for-1 stock split	1,000 for 1 share of common stock
Common stock issued								2,531,331
Preferred stock, authorized					25,000,000	25,000,000	25,000,000
Retained earning								$ 2,531
Common stock, par value					$ 0.001	$ 0.001	$ 0.001
Common stock, authorized					50,000,000	50,000,000	50,000,000
Description for reverse stock split				the Company issued a one for one thousand reverse stock split. One share of common stock, par value $0.001 per share, was issued in exchange for one thousand issued shares of common stock, par value $0.001 per share
Adjustment to additional paid in capital, reverse stock split				$ 20,549
Common stock shares issued for legal services, amount					$ 339,660
Consulting Agreement [Member]
Estimated benifit	$ 250,000
Estimated benifit term	2 years
Warrant issuances cost						$ 0
Weighted average exercise price for warrants cancellation									$ 0.001
Equity Option [Member]
Common stock reserves										2,000,000
Grays Peak Ventures LLC [Member]
Shares issued price per shares		$ 1.02
Shares issued, percentage		30.00%
Common stock shares issued for compensation, shares		767,000
Common stock shares issued for compensation, amount		$ 782,340
Thomas Puzzo [Member]
Shares issued price per shares		$ 1.02
Shares issued, percentage		13.00%
Common stock shares issued for legal services, shares		333,000
Common stock shares issued for legal services, amount		$ 339,660
Mike Winterhalter [Member]
Shares issued price per shares		$ 1.02
Shares issued, percentage		5.80%
Common stock shares issued for legal services, shares		150,000
Common stock shares issued for legal services, amount		$ 153,000
Company and Michael Winterhalter [Member]
Waived payment						45,000	$ 60,000
Company and Eric Krogius [Member]
Waived payment						$ 15,000	$ 20,000